Consolidated statements of cash flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net earnings from continuing operations	$ 2,473	$ 3,224
Adjustments to reconcile net earnings from continuing operations to cash flows from operating activities
Severance, acquisition and other costs	116	114
Depreciation and amortization	4,404	4,344
Post-employment benefit plans cost	315	309
Net interest expense	1,087	1,101
Impairment of assets	472	102
Gains on investments	(3)	(18)
Income taxes	792	1,129
Contributions to post-employment benefit plans	(297)	(290)
Payments under other post-employment benefit plans	(61)	(72)
Severance and other costs paid	(78)	(167)
Interest paid	(1,112)	(1,079)
Income taxes paid (net of refunds)	(846)	(725)
Acquisition and other costs paid	(35)	(60)
Net change in operating assets and liabilities	473	(48)
Cash from discontinued operations	54	94
Cash flows from operating activities	7,754	7,958
Cash flows used in investing activities
Capital expenditures	(4,202)	(3,974)
Business acquisitions	(65)	(51)
Acquisition of spectrum licences	(86)	0
Other investing activities	(79)	7
Cash from (used in) discontinued operations	892	(18)
Cash flows used in investing activities	(3,540)	(4,036)
Cash flows used in financing activities
Decrease in notes payable	(1,641)	(1,073)
Increase in securitized trade receivables	0	131
Issue of long-term debt	6,006	1,954
Repayment of long-term debt	(5,003)	(2,221)
Issue of common shares	26	240
Purchase of shares for settlement of share-based payments	(263)	(142)
Cash dividends paid on common shares	(2,975)	(2,819)
Cash dividends paid on preferred shares	(132)	(147)
Cash dividends paid by subsidiaries to non-controlling interest	(53)	(65)
Other financing activities	(93)	(54)
Cash used in discontinued operations	(7)	(6)
Cash flows used in financing activities	(4,135)	(4,202)
Net increase (decrease) in cash	83	(284)
Cash at beginning of year	141	425
Cash at end of year	224	141
Net (decrease) increase in cash equivalents	(4)	4
Cash equivalents at beginning of year	4	0
Cash equivalents at end of year	$ 0	$ 4